Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	2.18914%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$763,992.52

Principal:
Principal Collections	$13,058,130.50
Prepayments in Full	$5,891,312.48
Liquidation Proceeds	$58,298.34
Recoveries	$18,796.68
Sub Total	$19,026,538.00
Collections	$19,790,530.52

Purchase Amounts:
Purchase Amounts Related to Principal	$275,717.95
Purchase Amounts Related to Interest	$708.03
Sub Total	$276,425.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,066,956.50

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,066,956.50
Servicing Fee	$294,450.72	$294,450.72	$0.00	$0.00	$19,772,505.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,772,505.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,772,505.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,772,505.78
Interest - Class A-3 Notes	$159,826.62	$159,826.62	$0.00	$0.00	$19,612,679.16
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$19,402,003.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,402,003.58
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$19,331,926.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,331,926.58
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$19,282,576.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,282,576.58
Regular Principal Payment	$17,611,529.19	$17,611,529.19	$0.00	$0.00	$1,671,047.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,671,047.39
Residual Released to Depositor	$0.00	$1,671,047.39	$0.00	$0.00	$0.00
Total		$20,066,956.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,611,529.19
Total					$17,611,529.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,611,529.19	$40.72	$159,826.62	$0.37	$17,771,355.81	$41.09
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$17,611,529.19	$13.38	$489,929.20	$0.37	$18,101,458.39	$13.75

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$102,562,537.78	0.2371553	$84,951,008.59	0.1964321
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$299,352,537.78	0.2274905	$281,741,008.59	0.2141068

Pool Information
Weighted Average APR	2.657%	2.662%
Weighted Average Remaining Term	30.94	30.10
Number of Receivables Outstanding	22,885	22,263
Pool Balance	$353,340,863.28	$333,837,836.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$327,680,853.80	$309,776,779.20
Pool Factor	0.2479934	0.2343052

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$24,061,057.05
Targeted Overcollateralization Amount	$52,096,827.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,096,827.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$219,567.76
(Recoveries)		49	$18,796.68
Net Loss for Current Collection Period			$200,771.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6818%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0582%
Second Prior Collection Period			0.2785%
Prior Collection Period			-0.0592%
Current Collection Period			0.7012%
Four Month Average (Current and Prior Three Collection Periods)			0.2156%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,408	$6,831,614.02
(Cumulative Recoveries)			$1,891,276.65
Cumulative Net Loss for All Collection Periods			$4,940,337.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3467%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,837.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,051.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	189	$3,373,811.28
61-90 Days Delinquent	0.18%	29	$592,248.67
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.10%	14	$341,049.13
Total Delinquent Receivables	1.29%	232	$4,307,109.08

Repossession Inventory:
Repossessed in the Current Collection Period		3	$53,227.20
Total Repossessed Inventory		10	$181,762.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1998%
Prior Collection Period			0.1879%
Current Collection Period			0.1931%
Three Month Average			0.1936%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2796%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	33

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$1,408,064.89
2 Months Extended	91	$1,829,045.60
3+ Months Extended	10	$172,157.25

Total Receivables Extended	168	$3,409,267.74

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer